Significant Accounting Policies and Estimates (Tables)	5 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Depreciation and Amortization, Useful Lives of Assets [Table Text Block]
Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Office equipment and computers	3-5 years
Furniture and fixtures	5-8 years
Website development costs	2-3 years